Intangible Assets, Net (Production license)	12 Months Ended
Dec. 31, 2013
Production license
Intangible assets, net
Intangible Assets, Net

11.                            Intangible Assets, Net

Intangible assets consisted of the following:

	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Production license	28,779,986	28,779,986	4,720,429
Accumulated amortization	(15,304,972)	(19,131,215)	(3,137,859)
Total intangible assets, net	13,475,014	9,648,771	1,582,570

The amortization expenses for the years ended December 31, 2011, 2012 and 2013 were RMB3,826,243, RMB3,826,243 and RMB3,826,243 ($627,572), respectively. No provision for impairment loss has been charged for the years ended December 31, 2011, 2012 and 2013.

Future amortization of intangible assets is as follows:

Years Ending December 31,	(RMB) Amount
2014	3,826,243
2015	3,826,243
2016	1,996,285
Total	9,648,771